Summary of significant accounting policies - Intangible assets (Details)	6 Months Ended
Mar. 31, 2022
Purchased patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years